Redeemable Noncontrolling Interests	12 Months Ended
Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
REDEEMABLE NONCONTROLLING INTERESTS
18.
REDEEMABLE NONCONTROLLING INTERESTS

In 2021, Dreamagic, one of the Group’s VIE’s subsidiary completed several rounds of preferred shares financing from third-party preferred shareholders. As the preferred shares could be redeemed by such shareholders upon the occurrence of certain events that are not solely within the control of the Group, these preferred shares are accounted for as redeemable noncontrolling interests. As of December 31, 2022, the amount of redeemable noncontrolling interests was nil due to the deconsolidation of the subsidiary (Note 4).

The Group accounts for the changes in accretion to the redemption value in accordance with ASC topic 480, Distinguishing Liabilities from Equity. The Group elects to use the effective interest method to account for the changes of redemption value over the period from the date of issuance to the earliest redemption date of the noncontrolling interests.

The movement in the carrying value of the redeemable noncontrolling interests is as follows:

	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Balance as of January 1	101,542	108,629	397,385	57,615
Issuance of subsidiary shares	—	268,420	—	—
Accretion of redeemable noncontrolling interests	7,087	20,336	—	—
Deconsolidation of subsidiaries	—	—	(397,385)	(57,615)
Balance as of December 31	108,629	397,385	—	—